UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-7888



                  Limited Term Tax-Exempt Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2004




                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             500 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

INVESTMENT PORTFOLIO
October 31, 2004                                                     unaudited

                                                                                            Principal amount     Market value
BONDS AND NOTES -- 95.29%                                                                              (000)            (000)

ALABAMA -- 0.43%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001,
     5.25% 2006                                                                                       $1,000         $  1,031
Industrial Dev. Board of the City of Butler, Pollution Control Rev. Ref. Bonds
     (James River Project), Series 1993, 5.50% 2005                                                    1,000            1,012
Industrial Dev. Board of the City of Selma, Environmental Improvement Rev. Ref.
     Bonds (International Paper Co. Projects), Series 2003-A, 4.75% 2011                               2,500            2,625
                                                                                                       4,668            4,668

ALASKA -- 1.63%
Industrial Dev. and Export Auth. Power Rev. Bonds (Snettisham Hydroelectric
     Project), First Series, AMT, AMBAC insured, 5.25% 2005                                              930              935
Industrial Dev. and Export Auth. Power Rev. Bonds (Snettisham Hydroelectric
     Project), First Series, AMT, AMBAC insured, 5.25% 2005 (escrowed to
     maturity)                                                                                            70               70
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A,
     AMT, MBIA insured, 5.50% 2009                                                                     1,685            1,862
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 5.60% 2010                                                                           1,000            1,023
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 4.75% 2015                                                                           2,295            2,257
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                          6,365            5,810
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured,
     4.00% 2011                                                                                        1,000            1,041
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004A-3, AMT,
     5.25% 2011                                                                                        2,000            2,183
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured,
     5.65% 2010                                                                                        2,140            2,381
                                                                                                                       17,562

ARIZONA -- 0.99%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
     (Catholic Healthcare West Project), Series 1998-A, 4.30% 2005                                     1,950            1,974
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev.
     Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured,
     5.00% 2011                                                                                        1,345            1,487
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds
     (Waste Management, Inc. Project), Series 2003-A-2, AMT, 4.45% 2028
     (put 2008)                                                                                        3,750            3,871
Water Infrastructure Fin. Auth. of Arizona Water Quality Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2012                                                                         3,000            3,371
                                                                                                                       10,703

CALIFORNIA -- 5.47%
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
     Series 2000-A, 5.30% 2008                                                                         2,700            2,887
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev.
     Bonds (San Diego Hospital Association), Series 2001-A, 5.25% 2006                                 1,025            1,070
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project), Series
     1997-A, 5.25% 2007                                                                                  435              449
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes of the West Facs. Project), Series
     1997-A, 5.50% 2007                                                                                  510              531
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 4.80% 2006                              2,000            2,059
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2007                              1,405            1,469
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2008                              2,455            2,578
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                             1,000            1,039
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group (Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 5.50% 2012                                                    1,695            1,814
Economic Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                          500              544
G.O. Bonds 5.25% 2006                                                                                  2,000            2,084
Various Purpose G.O. Bonds 4.50% 2011                                                                  1,500            1,612
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H,
     4.45% 2026 (put 2011)                                                                             1,000            1,036
Joint Powers Health Fncg. Auth. Cert. of Part. (Community Hospitals of Central
     California Project), Series 2001, 4.75% 2007                                                      1,005            1,039
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 5.75% 2005 (escrowed to maturity)                                        1,290            1,325
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste
     Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                                4,300            4,547
Pollution Control Fncg. Auth., Variable Rate Demand Solid Waste Disposal Rev.
     Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038
     (put 2013)                                                                                        2,000            2,096
Pollution Control Fncg. Auth., Variable Rate Demand Solid Waste Disposal Rev.
     Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 3.125%
     2022 (put 2006)                                                                                   2,000            2,001
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.00% 2011                                                   1,350            1,484
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.00% 2011                                                              1,000            1,099
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State
     Prison-Lassen County, Susanville), Series 2004-E, 3.00% 2006                                      1,000            1,014
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured,
     5.00% 2009                                                                                        1,000            1,089
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured,
     5.00% 2011                                                                                        1,420            1,548
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A1, AMT, 5.05% 2025 (put 2008)                            4,000            4,221
Statewide Communities Dev. Auth., Cert. of Part. (Catholic Healthcare West
     Project), Series 1999-A, 6.00% 2009                                                                 620              691
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B,
     5.20% 2029 (put 2009)                                                                             1,150            1,230
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put
     2009)                                                                                             1,500            1,608
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I,
     3.45% 2035 (put 2011)                                                                             1,000              991
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
     Series 2001-A, 4.70% 2009                                                                         1,010            1,084
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
     Series 2001-A, 4.80% 2010                                                                           940            1,012
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2008                           2,000            2,200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2010                           1,000            1,121
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured,
     5.25% 2010                                                                                        6,650            7,432
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured,
     5.25% 2012                                                                                        1,000            1,130
                                                                                                                       59,134

COLORADO -- 2.89%
City of Colorado Springs, Utilities System Subordinate Lien Improvement Rev.
     Bonds, Series 2003-A, 5.00% 2008                                                                  1,500            1,644
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2001-A, AMT,
     FGIC insured, 5.50% 2008                                                                          2,340            2,573
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2010                                                                          2,000            2,169
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2011                                                                          2,000            2,170
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2012                                                                          1,500            1,626
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured,
     5.00% 2012                                                                                        4,000            4,441
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 5.75% 2007                                                                  1,640            1,659
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2002, 5.00% 2010                                               1,000            1,071
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2002, 5.00% 2011                                               1,100            1,172
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2004-B, 3.75% 2034 (put 2009)                                  1,200            1,208
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A,
     5.375% 2010                                                                                       2,145            2,333
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001,
     5.375% 2010                                                                                       2,000            2,227
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A,
     5.00% 2010                                                                                        1,500            1,634
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A,
     5.00% 2012                                                                                        1,000            1,094
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     2002-B, 5.25% 2011                                                                                1,450            1,534
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds,
     Series 1998-D3, 6.125% 2023                                                                       1,465            1,491
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1995-C-2,
     5.625% 2009                                                                                          35               35
University of Colorado Hospital Auth., Hospital Rev. Ref. Bonds, Series 1997-A,
     AMBAC insured, 5.50% 2007                                                                         1,000            1,093
                                                                                                                       31,174

CONNECTICUT -- 0.90%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
     6.40% 2011(1)                                                                                     4,000            4,279
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B,
     5.55% 2008(1)                                                                                     1,000            1,096
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B,
     5.70% 2012(1)                                                                                     1,000            1,072
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 5.375% 2011                                                       3,000            3,284
                                                                                                                        9,731

DELAWARE -- 0.20%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co.
     Project), Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)                                     2,000            2,178

DISTRICT OF COLUMBIA -- 1.48%
Cert. of Part., Series 2002, Lease Rev. Bonds, AMBAC insured, 5.25% 2010                               1,000            1,104
Cert. of Part., Series 2002, Lease Rev. Bonds, AMBAC insured, 5.25% 2013                               2,000            2,215
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003,
     ACA insured, 5.00% 2012                                                                           1,000            1,072
G.O. Ref. Bonds, Series 1993-B2, FSA insured, 5.50% 2010                                               2,500            2,828
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009                                                    695              778
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009 (escrowed to maturity)                             195              219
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured,
     5.25% 2009                                                                                        1,570            1,741
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured,
     5.25% 2010                                                                                        1,400            1,562
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue),
     Series 1997-A, MBIA insured, 6.00% 2006 (escrowed to maturity)                                    1,000            1,071
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue),
     Series 1997-A, MBIA insured, 6.00% 2007 (escrowed to maturity)                                    1,250            1,379
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-B,
     6.625% 2031 (preref. 2005)                                                                        2,000            2,029
                                                                                                                       15,998

FLORIDA -- 3.96%
Dade County, Resource Recovery Fac. Rev. Ref. Bonds, Series 1996, AMT, AMBAC
     insured, 6.00% 2006                                                                               3,500            3,748
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2012                                                                         1,535            1,710
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010                                        2,000            2,168
Hillsborough County Aviation Auth., Tampa International Airport Rev. Bonds,
     Series 2003-A, AMT, MBIA insured, 5.25% 2012                                                      1,500            1,660
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2010                                              2,905            3,136
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2012                                              2,195            2,359
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.25% 2005                                                                         2,185            2,236
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.25% 2007                                                                         1,250            1,318
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2008                                                                         1,000            1,069
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2010                                                                         1,200            1,287
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2012                                                                         1,800            1,921
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured,
     5.25% 2009                                                                                        3,000            3,302
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured,
     5.25% 2010                                                                                        2,000            2,205
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center
     Project), Series 2004, FGIC insured, 5.00% 2030 (put 2011)                                        3,000            3,298
School Board of Miami-Dade County, Cert. of Part., Series 2003-B, MBIA insured,
     5.00% 2031 (put 2011)                                                                             2,915            3,198
School Board of Miami-Dade County, Cert. of Part., Series 2003-C, MBIA insured,
     5.00% 2027 (put 2008)                                                                             5,175            5,614
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two, Series
     Eighteen, 5.00% 2009                                                                              1,000            1,104
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev.
     Bonds, Series 2003-B, 5.00% 2008                                                                  1,470            1,479
                                                                                                                       42,812

GEORGIA -- 0.30%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured,
     5.00% 2012                                                                                        2,000            2,241
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds
     (The Park at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028
     (put 2008)                                                                                          995            1,044
                                                                                                                        3,285

HAWAII -- 0.09%
Cert. of Part. (Kapolei State Office Building), Series 1998-A, AMBAC insured,
     5.00% 2005                                                                                        1,000            1,016

IDAHO -- 0.66%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-C2,
     AMT, FHA insured, 5.25% 2011                                                                        275              281
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-E3,
     AMT, 5.125% 2011                                                                                    380              388
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-H,
     AMT, 4.65% 2012                                                                                     770              771
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-I-2,
     AMT, 4.70% 2012                                                                                     380              386
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E,
     Class III, AMT, 5.40% 2021                                                                          910              947
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-F,
     Class III, AMT, 4.875% 2023                                                                       2,200            2,227
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C,
     Class III, AMT, 4.50% 2023                                                                        1,080            1,061
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E,
     Class III, AMT, 5.15% 2023                                                                        1,000            1,037
                                                                                                                        7,098

ILLINOIS -- 5.54%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated
     Revenues), Series 2001-C, FSA insured, 5.25% 2010                                                 1,000            1,124
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
     Series 1996-A, AMBAC insured, 5.60% 2010                                                          4,000            4,228
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.
     Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                             3,935            4,369
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital
     Improvement Bonds, Limited Tax Series D of December 2002, 5.00% 2010                              2,700            2,999
Community College Dist. No. 502, Counties of DuPage, Cook and Will, G.O. Bonds,
     Series 2003-A, 5.00% 2011                                                                         1,000            1,115
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
     5.00% 2009                                                                                        2,000            2,203
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
     5.00% 2010                                                                                        1,500            1,660
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.05% 2036 (put 2011)                                               4,000            4,087
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Northwestern
     University, Series 1997, 5.00% 2032 (put 2009)                                                    2,000            2,188
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 5.25% 2010                                   1,015            1,075
G.O. Bonds, Illinois FIRST, Series of December 2002, 5.25% 2010                                        2,000            2,249
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009                                              1,945            2,152
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009 (preref. 2008)                               2,055            2,292
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008                                     1,000            1,100
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.25% 2005                                                                                        1,615            1,655
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2006                                                                                          750              785
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A,
     5.00% 2006 (escrowed to maturity)                                                                   980            1,033
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     5.25% 2007                                                                                        1,000            1,075
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     5.30% 2008                                                                                        2,000            2,180
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000,
     6.125% 2011                                                                                       1,000            1,135
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2007                       2,480            2,644
Health Facs. Auth., Rev. Bonds (Highland Park Hospital Project), Series 1997-A,
     FGIC insured, 5.50% 2005                                                                            765              791
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.25% 2005                          855              879
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.375% 2006                         900              948
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008                        1,000            1,088
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.10% 2005                                                                                1,815            1,858
Health Facs. Auth., Rev. Ref. Bonds (Northwestern Medical Faculty Foundation,
     Inc.), Series 1998, MBIA insured, 5.25% 2006                                                      1,810            1,921
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.00% 2007                                                                                        3,000            3,197
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2010                                                                                        2,000            2,198
Health Facs. Auth., Rev. Ref. Bonds (The University of Chicago Hospitals and
     Health System), Series 2003, MBIA insured, 5.00% 2008                                             1,000            1,087
Indian Prairie Community, Unit School Dist. Number 204, DuPage and Will
     Counties, School Building Bonds (Naperville/Aurora), Series 1998,
     5.25% 2011                                                                                        2,275            2,499
                                                                                                                       59,814

INDIANA -- 3.36%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC
     insured, 5.00% 2009                                                                               1,200            1,313
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1997-D, 5.00% 2026 (preref. 2007)                                                                 1,425            1,526
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1999-D, 5.50% 2008                                                                                1,000            1,097
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1999-D, 5.50% 2011                                                                                2,000            2,205
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.25% 2008                                                           1,000            1,081
Health Fac. Fncg. Auth., Hospital Rev. Bonds (The Methodist Hospitals, Inc.),
     Series 2001, 5.25% 2008                                                                           1,000            1,082
Health Fac. Fncg. Auth., Hospital Rev. Bonds (The Methodist Hospitals, Inc.),
     Series 2001, 5.25% 2009                                                                           2,415            2,630
Health Fac. Fncg. Auth., Hospital Rev. Bonds (The Methodist Hospitals, Inc.),
     Series 2001, 5.25% 2010                                                                           1,445            1,576
Health Fac. Fncg. Auth., Hospital Rev. Bonds (The Methodist Hospitals, Inc.),
     Series 2001, 5.25% 2011                                                                           1,525            1,666
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2009                                                                                1,000            1,115
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2010                                                                                1,000            1,121
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2011                                                                                1,640            1,848
State Revolving Fund Program Bonds, Series 1998-A, 5.00% 2010                                          3,085            3,354
State Revolving Fund Program Bonds, Series 2001-A, 5.25% 2009                                          1,825            2,014
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011                                          1,500            1,708
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds, Series 1996,
     AMBAC insured, 5.25% 2010                                                                         4,970            5,312
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds,
     Series H, AMBAC insured, 5.00% 2011                                                               2,000            2,199
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds,
     Series H, AMBAC insured, 5.00% 2012                                                               1,000            1,101
The Trustees of Purdue University, Cert. of Part., Series 2001-A, 5.00% 2009                           1,000            1,099
The Trustees of Purdue University, Cert. of Part., Series 2001-A, 5.00% 2010                           1,135            1,253
                                                                                                                       36,300

IOWA -- 0.20%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
     FSA insured, 5.30% 2009                                                                           1,000            1,110
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011                                1,000            1,007
                                                                                                                        2,117

KENTUCKY -- 0.90%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
     Series 1999, 5.70% 2009                                                                           4,150            4,496
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.),
     Series 2000-A, 6.125% 2010                                                                        3,000            3,237
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.40% 2006                          1,500            1,519
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.50% 2007                            465              473
                                                                                                                        9,725

LOUISIANA -- 0.72%
Jefferson Parish Hospital Service Dist. No. 2, Parish of Jefferson, Hospital
     Rev. Bonds, Series 1998, FSA insured, 5.00% 2005                                                  1,000            1,021
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our
     Lady Health System Project), Series 1998-A, FSA insured, 5.50% 2006                               4,500            4,755
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series
     2002-A, MBIA insured, 4.00% 2005                                                                  2,000            2,024
                                                                                                                        7,800

MAINE -- 0.24%
Educational Loan Marketing Corp., Senior Student Loan Rev. Bonds, Series
     1994-A4, AMT, 6.05% 2004                                                                          1,500            1,500
Housing Auth., Mortgage Purchase Bonds, Series 2001-E1 (Non-AMT), 4.125% 2010                          1,000            1,057
                                                                                                                        2,557

MARYLAND -- 0.86%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project),
     Series 2002, 5.00% 2012                                                                           2,765            2,794
G.O. Bonds, State and Local Facs. Loan of 2000, Series F, 5.50% 2008                                   1,000            1,114
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.00% 2010                                                                    1,755            1,883
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.00% 2011                                                                    1,775            1,902
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.00% 2013                                                                    1,530            1,625
                                                                                                                        9,318

MASSACHUSETTS -- 1.73%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes,
     Series 1998-A, 5.50% 2013                                                                         1,000            1,153
Educational Fncg. Auth., Education Loan Rev. and Ref. Bonds, Issue G, Series
     2000-A, AMT, MBIA insured, 5.55% 2008                                                             1,675            1,732
G.O. Bonds, Consolidated Loan of 2001, Series B, 5.25% 2009                                            1,575            1,746
G.O. Bonds, Consolidated Loan of 2004, Series A, 5.00% 2012                                            2,000            2,228
G.O. Bonds, Consolidated Loan, Series 2003-A, 5.25% 2013                                               2,000            2,255
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series C, 5.00% 2007                                                                       1,550            1,661
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series E, 5.00% 2010                                                                       1,000            1,100
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series E, 5.00% 2011                                                                       1,000            1,104
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series E, 5.00% 2012                                                                       1,500            1,658
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
     Project), Series 1998-A, AMT, 5.15% 2007                                                          1,550            1,599
Municipal Wholesale Electric Co., A Public Corp. of the Commonwealth of
     Massachusetts, Power Supply Project Rev. Bonds (Nuclear Project No. 5),
     Series A, MBIA insured, 5.00% 2010                                                                1,205            1,331
Municipal Wholesale Electric Co., A Public Corp. of the Commonwealth of
     Massachusetts, Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                                1,000            1,104
                                                                                                                       18,671

MICHIGAN -- 4.83%
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne
     County Airport), Series 2002-D, AMT, FGIC insured, 5.25% 2011                                     3,530            3,883
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series
     XVII-F, AMT, AMBAC insured, 4.45% 2010                                                            2,000            2,091
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group),
     Series 2001, 5.25% 2009                                                                           1,900            2,069
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series
     1999-A, 5.50% 2008                                                                                1,000            1,092
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Detroit Medical Center
     Obligated Group), Series 1993-A, 6.375% 2009                                                      1,015              989
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Detroit Medical Center
     Obligated Group), Series 1993-B, AMBAC insured, 5.00% 2006                                        1,000            1,022
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.25% 2010                                                                         2,000            2,174
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.25% 2011                                                                         2,000            2,174
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series
     1984-A, AMBAC insured, 6.00% 2011                                                                 1,250            1,467
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series
     1994-A, 5.375% 2006                                                                               1,520            1,529
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.00% 2008                                                                   825              803
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group),
     Series 2000-A, 5.25% 2007                                                                         1,940            2,121
Hospital Fin. Auth., Rev. and Ref. Bonds (MidMichigan Obligated Group), Series
     1997-A, FSA insured, 5.50% 2007                                                                   2,775            3,003
Hospital Fin. Auth., Rev. Ref. Bonds (Hackley Hospital Obligated Group),
     Series 1998-A, 4.90% 2007                                                                         1,140            1,183
Hospital Fin. Auth., Variable Rate Rev. Bonds (Ascension Health Credit Group),
     Series 1999-B3, 5.30% 2033 (put 2006)                                                             5,000            5,305
Hospital Fin. Auth., Variable Rate Rev. Bonds (Ascension Health Credit Group),
     Series 1999-B4, 5.375% 2033 (put 2007)                                                            2,000            2,167
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010                       2,020            2,216
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C,
     5.00% 2010                                                                                        1,000            1,106
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2003,
     5.00% 2012                                                                                        1,000            1,115
City of Saginaw, Hospital Fin. Auth. Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2011                                                                  1,395            1,516
City of Saginaw, Hospital Fin. Auth. Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2013                                                                  1,040            1,123
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
     AMBAC insured, 5.00% 2009                                                                         2,000            2,213
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
     AMBAC insured, 5.00% 2010                                                                         1,110            1,235
State of Michigan and New Center Dev., Inc., Cert. of Part., Series 2004-A,
     MBIA insured, 5.00% 2031 (put 2011)                                                               1,000           1,098
State Trunk Line Fund Ref. Bonds, Series 1998-A, 5.25% 2011                                            1,000            1,132
State Trunk Line Fund Ref. Bonds, Series 1998-A, 5.25% 2012                                            1,000            1,137
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste
     Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                3,000            2,985
Underground Storage, Tank Financial Assurance Auth., Rev. Ref. Bonds, Series
     1996-I, AMBAC insured, 5.50% 2009                                                                 2,150            2,279
                                                                                                                       52,227

MINNESOTA -- 0.37%
Housing and Redev. Auth. of the City of St. Paul and the City of Minneapolis,
     Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010                                              1,050            1,122
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H, AMT, 4.25% 2006                       1,185            1,221
Minneapolis-St. Paul Metropolitan Airports Commission, AMT, AMBAC insured,
     5.50% 2008                                                                                        1,500            1,629
                                                                                                                        3,972

MISSOURI -- 0.90%
Health and Educational Facs. Auth. Rev. Bonds (SSM Health Care), Series 2002-A,
     5.00% 2011                                                                                        5,255            5,742
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds
     (John Knox Village), Series 2002, 5.75% 2009                                                      1,255            1,379
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds
     (John Knox Village), Series 2002, 5.875% 2010                                                     1,325            1,479
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International
     Airport), Series 2003-A, FSA insured, 5.25% 2012                                                  1,000            1,121
                                                                                                                        9,721

MONTANA -- 0.68%
City of Forsyth, Pollution Control Rev. Ref. Bonds, Series 1999-B, AMT, AMBAC
     insured, 5.125% 2034 (put 2008)                                                                   6,825            7,373

NEBRASKA -- 0.23%
Airport Auth. of the City of Omaha, Airport Facs. Rev. Ref. Bonds, Series 2001,
     FSA insured, 5.50% 2012                                                                           1,155            1,298
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT,
     3.90% 2009                                                                                        1,130            1,162
                                                                                                                        2,460

NEVADA -- 1.38%
Clark County Pollution Control Rev. Ref. Bonds (Southern California Edison Co.),
     AMT, 3.25% 2031 (put 2009)                                                                        3,000            2,988
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A, FSA
     insured, 5.00% 2010                                                                               1,000            1,108
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series
     1998-A, 6.20% 2009                                                                                  710              791
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds, Series December 1,
     2000-A, 5.00% 2009                                                                                2,000            2,208
Housing Division, Single-family Mortgage Bonds, Series 1998-B1, 5.20% 2011                               395              409
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street
     Project), Series 2003-A, 5.00% 2011                                                               3,450            3,677
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street
     Project), Series 2003-A, 4.50% 2012                                                               3,625            3,739
                                                                                                                       14,920

NEW JERSEY -- 2.22%
Cert. of Part., Series 2004-A, 5.00% 2009                                                              2,000            2,188
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.00% 2006                                                                         1,275            1,299
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.05% 2007                                                                         1,375            1,420
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                           3,000            3,159
Educational Facs. Auth. Rev. Bonds, Rider University Issue, Series 2002-A,
     RADIAN insured, 5.25% 2012                                                                        1,795            1,987
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
     2003, 4.375% 2019                                                                                 1,000              995
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
     2003, 6.125% 2024                                                                                 7,000            6,798
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C,
     5.00% 2008                                                                                        2,000            2,174
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C,
     5.00% 2009                                                                                        2,000            2,195
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C,
     5.00% 2010                                                                                        1,600            1,762
                                                                                                                       23,977

NEW MEXICO -- 0.54%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2009                                            3,500            3,736
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                            2,000            2,135
                                                                                                                        5,871

NEW YORK -- 8.84%
Castle Rest Residential Health Care Fac., FHA insured Mortgage Rev. Bonds,
     Series 1997-A, 4.875% 2007                                                                          540              543
Cert. of Part., City University of New York (John Jay College of Criminal
     Justice Project Ref.), 6.00% 2006                                                                 1,500            1,601
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                                  2,000            2,237
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-B, 6.00% 2007                                                                                  990            1,073
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1997-B, 6.00% 2007 (escrowed to maturity)                                                            10               11
Dormitory Auth., Rev. Bonds, Center for Nursing & Rehabilitation, Inc., FHA
     insured Mortgage Nursing Home Rev. Bonds, Series 1997, 4.75% 2007                                    55               55
Dormitory Auth., Secured Hospital Rev. Bonds (Saint Agnes Hospital), Series
     1998-A, 4.80% 2006                                                                                1,000            1,035
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical
     Center), Series 1998-H, 5.125% 2008                                                               1,000            1,083
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
     Series 2003-A, 5.00% 2012                                                                         3,500            3,905
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)                                    7,125            7,925
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,
     6.00% 2006                                                                                        5,450            5,821
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,
     6.00% 2007                                                                                        1,000            1,068
Local Government Assistance Corp. (A Public Benefit Corp.), Subordinate Lien
     Ref. Bonds, Series 2003-A2, 5.00% 2010                                                            1,500            1,657
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.00% 2006                                                                                        2,000            2,111
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.00% 2008                                                                                        1,615            1,745
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.00% 2010                                                                                        3,000            3,277
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.00% 2011                                                                                        2,000            2,186
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series
     2002-A, 5.00% 2012                                                                                1,000            1,105
City of New York, G.O. Bonds, Fiscal 1997 Series L, 5.625% 2007                                        1,000            1,088
City of New York, G.O. Bonds, Fiscal 2001 Series B, 4.90% 2009                                         1,000            1,091
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010                                         1,000            1,124
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009                                         1,000            1,117
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2010                                         1,000            1,099
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                        2,000            2,211
City of New York, G.O. Bonds, Fiscal 2003 Series G, 5.25% 2008                                         2,460            2,694
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                         3,000            3,208
New York City, Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
     2003 Series A, 5.50% 2026                                                                         7,000            7,924
Port Auth. of New York and New Jersey, Consolidated Bonds, AMT, Series 131,
     5.00% 2008                                                                                        4,260            4,626
Port Auth. of New York and New Jersey, Consolidated Bonds, AMT, Series 131,
     5.00% 2009                                                                                        4,000            4,366
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002,
     5.25% 2009                                                                                        3,055            3,385
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002,
     5.25% 2010                                                                                        2,000            2,228
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series
     2002-A, 5.25% 2010                                                                                1,500            1,677
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1,
     5.00% 2008                                                                                        2,000            2,157
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1,
     5.00% 2009                                                                                        2,000            2,172
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1,
     5.00% 2010                                                                                        2,000            2,176
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.00% 2009                                                                                        2,000            2,215
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.00% 2010                                                                                        3,000            3,336
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                                   4,000            4,359
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)                                   2,500            2,794
                                                                                                                       95,485

NORTH CAROLINA -- 3.58%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured,
     5.125% 2009                                                                                       1,035            1,127
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2005                                                                                        1,330            1,337
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.00% 2008                                                                                        1,950            2,192
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.125% 2009                                                                                       1,750            1,951
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C,
     5.50% 2007                                                                                        3,800            4,027
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2010                                                                                        1,500            1,641
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2011                                                                                        1,000            1,098
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A,
     5.50% 2012                                                                                        2,155            2,374
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.375% 2010                                                                                       2,000            2,176
G.O. Bonds, Cert. of Part., Repair and Renovation Project, Series 2004-B,
     5.00% 2011                                                                                        1,000            1,109
Infrastructure Fin. Corp. Lease-Purchase Rev. Bonds (North Carolina
     Correctional Facs. Projects), Series 2003, 4.50% 2007                                             2,000            2,130
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1992, MBIA
     insured, 6.00% 2010                                                                               3,000            3,440
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1997-A,
     MBIA insured, 5.125% 2011                                                                         3,750            4,047
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-B,
     6.50% 2009                                                                                        1,660            1,884
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-B,
     6.625% 2010                                                                                       2,500            2,886
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     5.50% 2012                                                                                        2,500            2,780
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     5.50% 2013                                                                                        2,250            2,509
                                                                                                                       38,708

OHIO -- 1.76%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 4.30% 2037 (put 2010)                                                                   2,000            2,098
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 4.60% 2037 (put 2012)                                                                   2,000            2,123
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
     Series 1998, Asset Guaranty insured, RADIAN insured, 4.70% 2008                                   1,155            1,235
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.00% 2010                                                                         1,945            2,102
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2011                                                                         2,040            2,266
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2012                                                                         2,150            2,401
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2009                                                   1,170            1,282
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2010                                                   2,275            2,500
County of Montgomery, Rev. Bonds (Catholic Health Initiatives), Series 2001,
     4.00% 2005                                                                                        2,000            2,035
The Student Loan Funding Corp., Cincinnati, Student Loan Rev. Bonds, Series
     1988-B3, AMT, AMBAC insured, 5.125% 2005                                                          1,000            1,003
                                                                                                                       19,045

OKLAHOMA -- 0.13%
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of
     INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City
     Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D,
     AMBAC insured, 6.00% 2009                                                                         1,240            1,412

OREGON -- 0.21%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds,
     Series 1999, 5.25% 2010 (preref. 2009) 2,000                                                      2,227            2,227

PENNSYLVANIA -- 1.44%
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                     4,000            4,261
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2006                                        2,045            2,144
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
     Bonds (Jefferson Health System), Series 1997-A, 5.50% 2008                                        1,000            1,092
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT,
     4.25% 2012                                                                                          910              948
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia
     Airport System Project), Series 1998-A, AMT, FGIC insured, 5.25% 2009                             3,410            3,696
Scranton-Lackawanna Health and Welfare Auth., Hospital Rev. Ref. Bonds
     (The Community Medical Center Project), MBIA insured, 5.25% 2005                                  1,250            1,279
Westmoreland County Industrial Dev. Auth., Variable Rate Rev. Bonds (National
     Waste and Energy Corp.;  Valley Landfill Expansion Project), Series 1993,
     AMT, 5.10% 2018 (put 2009)                                                                        2,000            2,111
                                                                                                                       15,531

PUERTO RICO -- 1.49%
The Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000,
     5.75% 2020 (preref. 2010)                                                                         3,635            3,967
G.O. Bonds, Series D, FSA insured, 5.00% 2021 (put 2008)                                               1,000            1,090
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036
     (preref. 2012)                                                                                    3,000            3,369
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027
     (put 2012)                                                                                        2,000            2,247
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, FGIC
     insured, 5.25% 2031 (put 2012)                                                                    1,000            1,116
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                               4,000            4,319
                                                                                                                       16,108

RHODE ISLAND -- 0.24%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
     Obligated Group Issue, Series 2002, 5.75% 2009                                                    1,340            1,452
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
     Obligated Group Issue, Series 2002, 5.75% 2010                                                    1,020            1,107
                                                                                                                        2,559

SOUTH CAROLINA -- 0.56%
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
     Company Projects), Series 1999-A, 5.125% 2012                                                     2,500            2,664
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A-2, AMT, FSA
     insured, 5.875% 2009                                                                                925              942
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                         1,500            1,440
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project), Series
     1990, AMT, 7.625% 2006                                                                            1,000            1,036
                                                                                                                        6,082

SOUTH DAKOTA -- 0.21%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2001-C, 4.55% 2010                              980            1,050
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured,
     4.15% 2009                                                                                        1,150            1,208
                                                                                                                        2,258

TENNESSEE -- 2.48%
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     5.00% 2006                                                                                        2,000            2,119
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2001, 5.00% 2009                                                           7,490            8,036
Metropolitan Government of Nashville and Davidson County, G.O. Multi-Purpose
     Improvement Bonds, Series 1997-A, 5.125% 2010                                                     1,000            1,068
Health, Educational and Housing Fac. Board of the County of Shelby (Baptist
     Memorial Heath Care), Rev. Bonds, Series 2004-A, 5.00% 2020 (put 2008)                            8,500            9,118
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 5.50% 2006                              1,475            1,535
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 5.75% 2007                              1,555            1,652
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, 5.00% 2007                         1,000            1,042
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN
     insured, 5.00% 2009                                                                               2,000            2,175
                                                                                                                       26,745

TEXAS -- 17.48%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds
     (Temple-Inland Forest Products Corp. Project), Series 1991, 5.65% 2012                            5,350            5,649
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds,
     Series 2003, 5.00% 2011                                                                           1,220            1,355
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds,
     Series 2003, 5.00% 2012                                                                           1,000            1,114
City of Austin, Public Improvement Bonds, 5.75% 2011                                                   1,500            1,693
City of Austin, Public Improvement Bonds, Series 2001, 5.00% 2010                                      2,000            2,219
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
     Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2005                       1,330            1,364
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
     Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2007                       1,470            1,558
Bexar County, Tax-Exempt Venue Project Rev. Bonds, Series 2000, MBIA insured,
     5.50% 2009                                                                                        2,000            2,246
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas
     Utilities Electric Co. Project), Series 1994-B, AMT, 5.40% 2029 (put 2006)                        1,000            1,031
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas
     Utilities Electric Co. Project), Series 1995-B, AMT, 5.05% 2030 (put 2006)                          965              992
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)                                               4,550            4,937
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
     Rev. Bonds (The Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20%
     2033 (put 2008)                                                                                   6,450            6,881
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                               1,000            1,114
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
     Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                              1,000            1,059
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and Schoolhouse
     Bonds, Series 2001, 5.25% 2011                                                                    2,000            2,247
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and
     Improvement Bonds, Series 1998, 5.00% 2012                                                        4,000            4,308
City of Dallas (Dallas, Denton, Collin and Rockwell Counties), Waterworks and
     Sewer System Rev. Ref. Bonds, Series 1998, 5.125% 2010                                            1,490            1,665
City of Dallas (Dallas, Denton, Collin and Rockwell Counties), Waterworks and
     Sewer System Rev. Ref. Bonds, Series 1998, 5.00% 2011                                             1,800            1,968
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds
     (Delayed Delivery), Series 2005, 5.25% 2010                                                       1,000            1,094
City of Fort Worth (Tarrant and Denton Counties), General Purpose Ref. Bonds,
     Series 2002, 5.00% 2010                                                                           1,000            1,101
City of Fort Worth (Tarrant and Denton Counties), Water and Sewer System Rev.
     Ref. and Improvement Bonds, Series 2003, 5.00% 2011                                               1,000            1,109
Fort Worth Independent School Dist. (Tarrant County), School Building Unlimited
     Tax Bonds, Series 2001-A, 5.00% 2011                                                              3,560            3,954
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011                       2,205            2,455
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste
     Management of Texas, Inc. Denton County Project), Series 2003-B, AMT,
     3.50% 2028 (put 2007)                                                                             1,000            1,008
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010                                       1,585            1,774
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                           4,645            5,146
Harris County, Permanent Improvement and Ref. Bonds, Series 2003-B, 5.00% 2009                         2,000            2,207
Harris County, Permanent Improvement and Ref. Bonds, Series 2003-B, 5.00% 2011                         2,000            2,223
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2011                                                     1,500            1,650
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2012                                                     1,750            1,922
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2013                                                     1,000            1,094
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.25% 2008                                    1,000            1,093
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital
     System Project), Series 1997-A, MBIA insured, 6.00% 2009                                          3,215            3,651
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital
     System Project), Series 1997-A, MBIA insured, 6.00% 2010                                          1,500            1,721
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2010                                                              1,705            1,875
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2011                                                              1,000            1,108
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.00% 2009                                                                  700              751
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.00% 2010                                                                  735              790
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.00% 2011                                                                  770              831
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.00% 2012                                                                  810              875
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA
     insured, 5.00% 2032 (put 2012)                                                                    1,000            1,104
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B,
     AMT, FGIC insured, 5.25% 2009                                                                     2,500            2,708
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B,
     AMT, FGIC insured, 5.25% 2012                                                                     2,915            3,160
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-B,
     FSA insured, 5.25% 2011                                                                           2,000            2,246
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
     FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 4.50% 2010                           1,000            1,070
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties),
     Unlimited Tax School Building Bonds, Series 2002-A, 5.25% 2011                                    1,000            1,124
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured,
     5.00% 2010                                                                                        1,500            1,659
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care
     System Project), Series 2002, 5.50% 2006                                                          3,000            3,147
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care
     System Project), Series 2002, 5.50% 2009                                                            960            1,062
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care
     System Project), Series 2002, 5.50% 2010                                                          1,140            1,266
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Children's Medical
     Center of Dallas Project), AMBAC insured, 5.00% 2009                                              1,100            1,206
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, AMBAC
     insured, 5.00% 2038 (put 2008)                                                                    4,000            4,351
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, FSA
     insured, 5.00% 2018 (put 2008)                                                                    1,000            1,088
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds,
     Series 2003, 5.00% 2010                                                                           3,300            3,662
Plano Independent School Dist. (Collin County, Texas), Unlimited Tax School
     Building and Ref. Bonds, Series 2001, 5.00% 2011                                                  1,000            1,109
Public Fin. Auth., G.O. and Ref. Bonds, Series 2003, 5.00% 2010                                        1,100            1,219
Public Fin. Auth., G.O. Ref. Bonds, Series 1997, 5.25% 2011                                            2,000            2,182
Public Fin. Auth., G.O. Ref. Bonds, Series 2002, 5.25% 2007                                            1,500            1,630
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2001-A, 5.50% 2022 (put 2011)                                                    2,000            2,160
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series
     2002-A, 5.50% 2010                                                                                4,740            5,285
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT,
     FGIC insured, 5.50% 2009                                                                          1,000            1,104
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT,
     FGIC insured, 5.50% 2010                                                                          1,000            1,107
City of San Antonio (Bexar County), G.O. Forward Ref. Bonds, Series 2002,
     5.00% 2009 (preref. 2008)                                                                            15               16
City of San Antonio (Bexar County), General Improvement and Ref. Bonds,
     Series 1998, 5.00% 2009                                                                           1,985            2,133
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery),
     New Series 2003, 5.25% 2011                                                                       1,000            1,123
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery),
     New Series 2003-A, 5.00% 2007                                                                     1,000            1,065
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     1997, 5.30% 2011                                                                                  1,555            1,673
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     1997, 5.30% 2011 (preref. 2007)                                                                   1,945            2,102
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series
     2002, FSA insured, 5.25% 2011                                                                     4,500            5,055
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 1998-A,
     5.125% 2009                                                                                       2,455            2,705
City of San Antonio, General Improvement and Ref. Bonds, Series 2001, 5.00% 2010                       2,000            2,201
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002,
     5.00% 2011                                                                                        2,950            3,275
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002,
     5.00% 2011 (escrowed to maturity)                                                                    50               56
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                               4,000            4,344
Socorro Independent School Dist. (El Paso County), Unlimited Tax School
     Building Ref. Bonds, Series 2001, 5.00% 2009                                                      1,255            1,385
Tarrant County, Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.50% 2007                                                           1,000            1,074
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.00% 2008                                                   1,635            1,767
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
     Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                  2,000            2,207
Board of Regents of the Texas A&M University System, Permanent University Fund
     Ref. Bonds, Series 2003, 5.25% 2012                                                               1,250            1,416
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds,
     5.10% 2010                                                                                        2,000            2,181
Board of Regents of the Texas State University System, Rev. Fncg. System Rev.
     and Ref. Bonds, Series 2002, FSA insured, 5.00% 2010                                              1,400            1,545
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
     Series 2002, 5.00% 2008                                                                          10,500           11,425
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 1996-B, 5.00% 2011 (preref. 2006)                                                          1,000            1,073
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2001-B, 5.00% 2011                                                                         1,150            1,281
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-A, 5.00% 2009                                                                         1,000            1,104
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
     Series 2003-B, 5.25% 2010                                                                         1,500            1,684
Board of Regents of the University of Texas System, Rev. Fncg. System Ref.
     Bonds, Series 2002-B, 5.25% 2012                                                                  1,000            1,134
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
     Series 2003, MBIA insured, 5.00% 2010                                                             2,040            2,244
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
     Series 2003, MBIA insured, 5.00% 2011                                                             3,715            4,102
                                                                                                                      188,851

UTAH -- 0.44%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C2, Class III, AMT,
     5.25% 2018                                                                                        1,890            2,003
Housing Corp., Single-family Mortgage Bonds, Series 2002-D2, Class III, AMT,
     5.00% 2018                                                                                          935              985
Housing Corp., Single-family Mortgage Bonds, Series 2002-E2, Class III, AMT,
     4.95% 2019                                                                                          960              994
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or
     Guaranteed Mortgage Loans), 1998 Issue D-2, AMT, 5.25% 2012                                         130              133
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or
     Guaranteed Mortgage Loans), 1998 Issue E-1, AMT, 5.25% 2012                                         150              157
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or
     Guaranteed Mortgage Loans), 1998 Issue F-2, AMT, 4.25% 2008                                         465              474
                                                                                                                        4,746

VIRGIN ISLANDS -- 0.47%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2010                                                                         4,765            5,113

VIRGINIA -- 1.20%
Capital Region Airport Commission, Rev. Ref. Bonds, Series 2004-A, FSA insured,
     5.00% 2011                                                                                        1,335            1,478
Housing Dev. Auth., Rental Housing Bonds, Series 2000-D, AMT, 5.50% 2008                               1,070            1,129
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode
     Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
     AMT, 6.25% 2027 (put. 2012)                                                                       2,000            2,243
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002,
     AMT, 5.00% 2010                                                                                   2,000            2,196
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002,
     AMT, 5.00% 2011                                                                                   4,345            4,783
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002,
     AMT, 5.00% 2012                                                                                   1,000            1,102
                                                                                                                       12,931

WASHINGTON -- 8.24%
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds,
     Series 2002, FSA insured, 5.00% 2011                                                              1,000            1,118
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
     (Bonneville Power Administration), Series 2003, 5.00% 2010                                        1,240            1,374
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
     (Bonneville Power Administration), Series 2003, 5.00% 2011                                        1,000            1,112
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series
     2003-A, 5.50% 2012                                                                                3,500            4,006
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series
     2004-A, 5.25% 2008                                                                                2,000            2,195
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series A, 5.375% 2007                                3,000            3,159
G.O. Bonds, Series 1999-S1, 5.00% 2012                                                                 4,700            5,092
Various Purpose G.O. Bonds, Series 1999-A, 5.25% 2010                                                  1,000            1,099
Various Purpose G.O. Bonds, Series 2000-B, 6.00% 2010                                                  1,130            1,296
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds, Series
     2001, AMBAC insured, 5.00% 2009                                                                   1,295            1,417
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series
     1997-A, MBIA insured, 5.10% 2010                                                                  1,000            1,081
Health Care Facs. Auth., Weekly Rate Demand Rev. Bonds (Virginia Mason Medical
     Center), Series 1997-A, MBIA insured, 6.00% 2006                                                  1,000            1,068
Higher Education Facs. Auth., Rev. and Ref. Rev. Bonds (Gonzaga University
     Project), Series 1998, MBIA insured, 4.80% 2009                                                   1,000            1,089
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School
     Dist. No. 417), FSA insured, 5.00% 2010                                                           1,275            1,416
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School
     Dist. No. 417), FSA insured, 5.00% 2011                                                           1,900            2,117
King County, Limited Tax G.O. Bonds (Baseball Stadium), Series 1997-D,
     5.60% 2009                                                                                        3,710            4,127
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002,
     5.00% 2008                                                                                        2,000            2,192
King County, Sewer Rev. Bonds, Rev. Ref. Bonds, Series 1999-B, FSA insured,
     5.25% 2010                                                                                        2,000            2,227
King County, Sewer Rev. Bonds, Rev. Ref. Bonds, Series 1999-B, FSA insured,
     5.25% 2011                                                                                        2,895            3,252
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009
     (preref. 2006)                                                                                    1,950            2,021
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009                              550              568
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series
     2003, FGIC insured, 5.00% 2009                                                                    1,500            1,659
Public Power Supply System, Nuclear Project No. 2, Rev. Ref. Bonds, Series
     1997-B, 5.50% 2006                                                                                1,000            1,057
Public Power Supply System, Nuclear Project No. 2, Rev. Ref. Bonds, Series
     1998-A, 5.00% 2005                                                                                4,250            4,340
Public Power Supply System, Nuclear Project No. 2, Rev. Ref. Bonds, Series
     1998-A, 5.00% 2005                                                                                1,000            1,021
Public Power Supply System, Nuclear Project No. 2, Rev. Ref. Bonds, Series
     1998-A, 5.00% 2012                                                                                4,000            4,348
Public Power Supply System, Nuclear Project No. 3, Rev. Ref. Bonds, Series
     1997-A, FSA insured, 5.10% 2010                                                                   1,000            1,090
Public Utility Dist. No. 1 of Lewis County, Cowlitz Falls Hydroelectric Project
     Rev. Ref. Bonds, Series 2003, XLCA insured, 5.00% 2011                                            2,000            2,213
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref.
     Bonds, Series 2002-B, FSA insured, 5.25% 2009                                                     1,000            1,117
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref.
     Bonds, Series 2002-B, FSA insured, 5.25% 2010                                                     2,000            2,251
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref.
     Bonds, Series 2002-B, FSA insured, 5.25% 2011                                                     4,000            4,525
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
     Series 2001, FSA insured, 5.50% 2012                                                              1,000            1,131
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010                         1,000            1,085
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC
     insured, 5.25% 2009                                                                               1,000            1,088
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC
     insured, 5.25% 2011                                                                               2,000            2,180
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2009                              1,605            1,772
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                              3,000            3,314
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003,
     AMT, MBIA insured, 5.00% 2012                                                                     1,510            1,633
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured,
     5.50% 2009                                                                                        1,500            1,659
Snohomish County, Everett School Dist. No. 2, Unlimited Tax G.O. Ref. Bonds,
     Series 2003, 4.50% 2007                                                                           1,890            2,016
Snohomish County, Limited Tax G.O. Bonds, Series 2001, 5.00% 2010                                      3,000            3,336
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds,
     Series 2001, AMBAC insured, 5.25% 2011                                                            1,650            1,844
City of Tacoma, Electric System Rev. and Ref. Bonds, Series 2001-A, FSA
     insured, 5.50% 2011                                                                               1,100            1,250
                                                                                                                       88,955

WISCONSIN -- 2.82%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.50% 2006                                                                                 1,000            1,019
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.00% 2008                                                                                 1,350            1,365
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.50% 2010                                                                                   750              762
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.75% 2012                                                                                 3,000            3,034
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                             2,210            2,516
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health
     Obligated Group), Series 2001, 5.65% 2009                                                         1,935            2,140
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series
     2003-A, FSA insured, 5.00% 2009                                                                   1,500            1,631
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series
     2003-A, FSA insured, 5.00% 2010                                                                   1,200            1,310
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services,
     Inc. -- Obligated Group), Series 1998-B, MBIA insured, 4.85% 2011                                 1,195            1,270
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc.
     -- Obligated Group), Series 2003-D, FSA insured, 5.00% 2011                                       2,515            2,783
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.),
     Series 1999, 4.60% 2008                                                                           1,010            1,055
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services),
     Series 2003-A, 5.00% 2008                                                                         1,595            1,711
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services),
     Series 2003-A, 5.00% 2012                                                                         2,065            2,228
Health and Educational Facs. Auth., Variable Rate Hospital Rev. Bonds (Charity
     Obligated Group, Daughters of Charity National Health System), Series
     1997-D, 4.90% 2015 (preref. 2005/put 2005)                                                        3,050            3,143
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds,
     Series 2000-C, MBIA insured, 4.35% 2009                                                             810              851
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010                                  2,200            2,496
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured,
     5.00% 2011                                                                                        1,055            1,143
                                                                                                                       30,457


TOTAL BONDS AND NOTES (cost: $997,409,000)                                                                          1,029,395




                                                                                            Principal amount     Market value
SHORT-TERM SECURITIES -- 3.65%                                                                         (000)            (000)

State of California, County of Riverside, Cert. of Part. ACES (Riverside
     County Public Facs. Project), Series 1985-B, 1.76% 2015(2),(3)                                    5,800            5,800
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds
     (University of Georgia Athletic Assn. Project), Series 2003, 1.75% 2033(2)                        1,000            1,000
Will County, Illinois, Exempt Fac. Industrial Rev. Bonds (BP Amoco Chemical Co.
     Project), Series 2001, AMT, 1.79% 2031(2)                                                         2,100            2,100
State of Louisiana, Parish of Plaquemines, Environmental Rev. Bonds (BP
     Exploration & Oil Inc. Project), Series 1994, AMT, 1.79% 2024(2)                                  1,650            1,650
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
     Variable Rate Demand Obligations, Series 2000, 1.75% 2030(2)                                     10,000           10,000
Regents of the University of Michigan, Series D, 1.78% 2004                                            1,300            1,300
The Curators of the University of Missouri, Systems Facs. Rev. Bonds, Series
     2000-B, 1.74% 2030(2)                                                                               200              200
State of Ohio, Solid Waste Rev. Ref. Bonds (BP Products North America Inc.
     Project), Series 2001-B, AMT, 1.79% 2034(2)                                                       1,800            1,800
State of Pennsylvania, Montgomery County Industrial Dev. Auth., Pollution
     Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP,
     1.75% 2004                                                                                        1,000            1,000
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg.
     Rev. Bonds (Care New England Issue), Series 2002-A, 1.75% 2032(2)                                 1,700            1,700
State of Texas, Gulf Coast Industrial Dev. Auth., Marine Terminal Rev. Bonds
     (Amoco Oil Co. Project), Series 1993, AMT, 1.79% 2028(2)                                            400              400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
     (BP Products North America Inc. Project), Series 2002, AMT, 1.79% 2036(2)                         1,950            1,950
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds
     (Amoco Oil Co. Project), Series 1993, AMT, 1.79% 2023(2)                                          1,400            1,400
State of Tennessee, Public Building Auth. of The City of Clarksville,
     Adjustable Rate Pooled Fncg. Rev. Bonds, Series 2001, 1.75% 2031(2)                               3,040            3,040
Industrial Dev. Corp. of the Port of Bellingham, Washington, Environmental Facs.
     Industrial Rev. Bonds (Atlantic Richfield Co. Project), Series 2001, AMT,
     1.79% 2033(2)                                                                                     1,100            1,100
Industrial Dev. Corp. of the Port of Bellingham, Washington, Environmental Facs.
     Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2002,
     AMT, 1.79% 2033(2)                                                                                2,700            2,700
State of Wyoming, Sweetwater County Pollution Control Rev. Ref. Bonds (Pacific
     Corp. Projects), Series 1988-A, 1.75% 2004                                                        2,225            2,225


TOTAL SHORT-TERM SECURITIES (cost: $39,365,000)                                                                        39,365


TOTAL INVESTMENT SECURITIES (cost: $1,036,774,000)                                                                  1,068,760
Other assets less liabilities                                                                                          11,476

NET ASSETS                                                                                                         $1,080,236

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,447,000, which represented 0.60% of the net assets of the fund.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


Federal income tax information                         (dollars in thousands)

Gross unrealized appreciation on investment securities                                                            $      33,806
Gross unrealized depreciation on investment securities                                                                   (1,512)
Net unrealized appreciation on investment securities                                                                     32,294
Cost of investment securities for federal income tax purposes                                                         1,036,466


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF
AMERICA

By

/s/ Brenda S. Ellerin
-------------------------------------------------------
Brenda S. Ellerin, President and PEO

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Brenda S. Ellerin
-----------------------------------------------------
Brenda S. Ellerin, President and PEO

Date: December 29, 2004



By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: December 29, 2004